SPAC Warrants	6 Months Ended
Jun. 30, 2025
SPAC Warrants [Abstract]
SPAC Warrants

Note 17 — SPAC Warrants

PAAC’s warrants (collectively, the “SPAC Warrants”), which include (i) 11,500,000 warrants, those warrants included in the units as part of initial public offering (the “IPO”) on June 3, 2019 (the “Public Warrants”), (ii) 5,375,000 warrants purchased by the founders of PAAC in a private placement simultaneously closed with PAAC’s IPO (the “Private Warrants”) and (iii) 920,000 warrants issued to the underwriters of PAAC’s IPO (the “Underwriters’ Warrants”). Underwriters Warrants expired in the first half of 2024, and the Public Warrants and Private Warrants expired in June 2025 with none of them exercised.